Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Research Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Rate	25.00%	25.00%
Research Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Rate	33.00%	33.00%